RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (FY) (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 22, 2020	Jul. 13, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Minimum percentage of outstanding shares held that entitles holders to receive cash for warrants				50.00%
Balance Sheet [Abstract]
Net tangible asset threshold for redeeming Public Shares	$ 5,000,001					$ 5,000,001
Total Liabilities	14,526,709			$ 19,353,015
Class A common stock subject to possible redemption	132,250,000	$ 132,250,000	$ 132,250,000	132,250,000	$ 132,250,000
Additional Paid-in Capital	0	0	0	0	0
Accumulated Deficit	(13,762,084)	(17,961,998)	(15,592,402)	(18,050,670)	(13,901,875)
Total Stockholder's Equity (Deficit)	$ (13,761,753)	(17,961,667)	(15,592,071)	(18,050,339)	(13,901,544)		$ 0
Class A Common Stock [Member]
Balance Sheet [Abstract]
Common stock subject to possible redemption, price (in dollars per share)	$ 10.00
Class A common stock subject to possible redemption				132,250,000
Class A Common Stock	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock, redemption (in shares)	13,225,000	13,225,000	13,225,000	13,225,000	13,225,000
As Previously Reported [Member]
Balance Sheet [Abstract]
Net tangible asset threshold for redeeming Public Shares				$ 5,000,001
Class A common stock subject to possible redemption		$ 109,288,323	$ 111,657,920		$ 113,348,455
Additional Paid-in Capital		9,474,126	7,104,553		5,414,035
Accumulated Deficit		(4,474,677)	(2,105,081)		(414,554)
Total Stockholder's Equity (Deficit)		5,000,010	5,000,009		5,000,001
As Previously Reported [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Common stock subject to possible redemption, price (in dollars per share)				$ 10.00
Class A Common Stock		$ 230	$ 206		$ 189
Common stock, redemption (in shares)		10,928,252	11,165,366		11,334,808
Adjustments [Member]
Balance Sheet [Abstract]
Class A common stock subject to possible redemption		$ 22,961,677	$ 20,592,080		$ 18,901,545
Additional Paid-in Capital		(9,474,126)	(7,104,553)		(5,414,035)
Accumulated Deficit		(13,487,321)	(13,487,321)		(13,487,321)
Total Stockholder's Equity (Deficit)		(22,961,677)	(20,592,080)		(18,901,545)
Adjustments [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock		$ (230)	$ (206)		$ (189)
Common stock, redemption (in shares)		2,296,748	2,059,634		1,890,192
Restatement No.1, Warrants [Member]
Balance Sheet [Abstract]
Total Liabilities				$ 19,353,015	$ 15,296,750	15,530,750
Class A common stock subject to possible redemption				109,199,660	113,348,455	113,349,840
Additional Paid-in Capital				9,562,788	5,414,035	5,412,650
Accumulated Deficit				(4,563,349)	(414,554)	(413,164)
Total Stockholder's Equity (Deficit)				5,000,001	5,000,001	5,000,006
Restatement No.1, Warrants [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock				$ 231	$ 189	$ 189
Common stock, redemption (in shares)				10,919,966	11,334,808	11,334,984
Restatement No.1, Warrants [Member] | As Previously Reported [Member]
Balance Sheet [Abstract]
Total Liabilities				$ 4,753,015	$ 4,628,750	$ 4,848,750
Class A common stock subject to possible redemption				123,799,660	124,016,455	124,031,840
Additional Paid-in Capital				5,234,122	5,017,330	5,001,945
Accumulated Deficit				(234,537)	(17,742)	(2,352)
Total Stockholder's Equity (Deficit)				5,000,001	5,000,001	5,000,006
Restatement No.1, Warrants [Member] | As Previously Reported [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock				$ 85	$ 82	$ 82
Common stock, redemption (in shares)				12,379,966	12,401,604	12,403,184
Restatement No.1, Warrants [Member] | Adjustments [Member]
Balance Sheet [Abstract]
Total Liabilities				$ 14,600,000	$ 10,668,000	$ 10,682,000
Class A common stock subject to possible redemption				(14,600,000)	(10,668,000)	(10,682,000)
Additional Paid-in Capital				4,328,666	396,705	410,705
Accumulated Deficit				(4,328,812)	(396,812)	(410,812)
Total Stockholder's Equity (Deficit)				0	0	0
Restatement No.1, Warrants [Member] | Adjustments [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock				$ 146	$ 107	$ 107
Common stock, redemption (in shares)				(1,460,000)	(1,066,796)	(1,068,200)
Restatement No.2, Common Stock Subject to Redemption [Member]
Balance Sheet [Abstract]
Class A common stock subject to possible redemption				$ 132,250,000	$ 132,250,000	$ 132,250,000
Additional Paid-in Capital				0	0	0
Accumulated Deficit				(18,050,670)	(13,901,875)	(13,900,485)
Total Stockholder's Equity (Deficit)				(18,050,339)	(13,901,544)	(13,900,154)
Restatement No.2, Common Stock Subject to Redemption [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock				$ 0	$ 0	$ 0
Common stock, redemption (in shares)				13,225,000	13,225,000	13,225,000
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member]
Balance Sheet [Abstract]
Class A common stock subject to possible redemption				$ 109,199,660	$ 113,348,455	$ 113,349,840
Additional Paid-in Capital				9,562,788	5,414,035	5,412,650
Accumulated Deficit				(4,563,349)	(414,554)	(413,164)
Total Stockholder's Equity (Deficit)				5,000,001	5,000,001	5,000,006
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock				$ 231	$ 189	$ 189
Common stock, redemption (in shares)				10,919,966	11,334,808	11,334,984
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member]
Balance Sheet [Abstract]
Class A common stock subject to possible redemption				$ 23,050,340	$ 18,901,545	$ 18,900,160
Additional Paid-in Capital				(9,562,788)	(5,414,035)	(5,412,650)
Accumulated Deficit				(13,487,321)	(13,487,321)	(13,487,321)
Total Stockholder's Equity (Deficit)				(23,050,340)	(18,901,545)	(18,900,160)
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A Common Stock				$ (231)	$ (189)	$ (189)
Common stock, redemption (in shares)				2,305,034	1,890,192	1,890,160